Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Apr. 30, 2024
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	5 years
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	5 years
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment depreciation period	10 years